UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Money Market Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

■  PRIME PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not bank deposits, obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 31, 2009

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio (the "Portfolio"), the annualized current yields for the seven-day period ended June 30, 2009, were 0.56%, 0.46%, and 0.31% for the Portfolio's Class A, B and C shares, respectively.1 The Portfolio's weighted average maturity as of June 30, 2009, was 18 days.

Market Review: Some recovery, but liquidity still an issue

For the six-month period ended June 30, 2009, short term U.S. fixed income securities made a dramatic recovery. The market stabilized as a result of the combination of extremely low short-term interest rates and a variety of federal government programs that enhanced market liquidity and investor confidence in the money market industry.

Credit spreads have tightened dramatically during the period as risk aversion, especially on the shortest maturities, has dissipated. The spread between 3-month Overnight Index Swaps and the 3-month LIBOR (currently at .51% — its lowest recorded level) has tightened by more than 300 basis points (to roughly 0.30%) from its widest point.

Liquidity has remained a challenge as consolidation and de-leveraging in the broker/dealer community, along with general investor risk aversion, has taken a toll. Conditions improved marginally during the month of June as extremely low rates in the shortest maturities spurred investors to seek yield in securities maturing beyond 3 months.

Strategic Review and Outlook: Expecting investors to increase their risk

For the semiannual period ended June 30, 2009, the Portfolio's performance has been slightly better than the industry average. This is because the decline in Portfolio's assets has eliminated the need to invest maturing assets at the prevailing lower interest rate levels.

As the Portfolio is closed to new investors and will soon be liquidated, we have been managing the Portfolio to provide maximum liquidity to shareholders who wish to exit. When we achieved the level of liquidity necessary to meet the projected needs of our shareholders, we sought better yields by opportunistically

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

purchasing commercial paper. We have, however, curtailed these purchases as we approach the liquidation date.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

	1 Year	5 Years	Since Inception	Inception Date
Class A	1.67%	3.54%	2.76%	11/28/01
Class B	1.57%	3.44%	2.66%	11/28/01
Class C	1.42%	3.28%	2.51%	11/28/01

7-Day Annualized Current Yields as of June 30, 20091

Class A	0.56%
Class B	0.46%
Class C	0.31%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.35% for Class A shares, 0.45% for Class B shares and 0.60% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.10% for Class A shares, 0.20% for Class B shares and 0.35% for Class C shares.

1  Returns and yields may include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 1/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/09	$1,004.20	$1,003.70	$1,002.90
Expenses Paid per $1,000*	$0.50	$0.99	$1.74
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/09	$1,024.30	$1,023.80	$1,023.06
Expenses Paid per $1,000*	$0.50	$1.00	$1.76
	Class A	Class B	Class C
Annualized Expense Ratios*	0.10%	0.20%	0.35%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	50.8%
AA	20.9%
A	7.9%
A-1+	12.3%
Subtotal	91.9%
Repurchase Agreement	8.1%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (7.8%)
Banks (7.8%)
$150,000	ASB Finance, Ltd. (Cost $150,000,000)	(A-1+, P-1)	07/15/09	1.522	$150,000,000
CERTIFICATES OF DEPOSIT (7.9%)
Banks (7.9%)
150,000	Svenska Handelsbanken AB, Rule 144A, Senior Unsecured Notes#‡ (Cost $150,000,000)	(AA-, P-1)	08/25/09	1.462	150,000,000
CORPORATE OBLIGATIONS (27.7%)
Banks (5.2%)
100,000	Societe Generale, Rule 144A, Series BKNT, Senior Unsecured Notes#‡	(AA-, Aa2)	09/04/09	1.056	100,000,000
Finance (7.8%)
100,000	American Honda Finance Corp., Rule 144A, Series MTN#‡	(A+, P-1)	07/14/09	1.269	100,000,000
50,000	American Honda Finance Corp., Rule 144A, Series MTN#‡	(A+, A1)	08/26/09	0.811	50,000,000
					150,000,000
Insurance (14.7%)
150,000	Monumental Global Funding III, Rule 144A, Senior Unsecured Notes#‡^*	(AA-, A1)	08/17/09	1.283	150,000,000
130,000	New York Life Global Funding, Rule 144A, Series MTN, Senior Unsecured Notes#‡	(AAA, Aaa)	09/04/09	0.746	130,000,000
					280,000,000
TOTAL CORPORATE OBLIGATIONS (Cost $530,000,000)					530,000,000
Number of Shares
INVESTMENT COMPANIES (44.0%)
	70,000,000	Dreyfus Government Cash Management	(AAA, Aaa)		70,000,000
	280,000,000	Fidelity Institutional Government Portfolio	(AAA, Aaa)		280,000,000
	250,000,000	Goldman Sachs Financial Square Funds - Government Fund	(AAA, Aaa)		250,000,000
	240,000,000	JPMorgan US Government Money Market Fund	(AAA, Aaa)		240,000,000
TOTAL INVESTMENT COMPANIES (Cost $840,000,000)					840,000,000
	Par (000)
TIME DEPOSIT (4.4%)
$85,000	BNP Paribas (Cost $85,000,000)	(A-1+, P-1)	07/01/09	0.150	85,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
REPURCHASE AGREEMENT (8.1%)
$154,104	Deutsche Bank Tri-Party Repo (Agreement dated 06/30/09 to be repurchased at $154,104,342 Collateralized by $156,154,000 U.S. Government Obligations, from 2.2500% to 5.8910% due 12/30/09 to 04/24/12. Market Value of collateral is $157,186,965) (Cost $154,104,000)	(AAA, Aaa)	07/01/09	0.080	$154,104,000
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $1,909,104,000)					1,909,104,000
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					1,067,348
NET ASSETS (100.0%)					$1,910,171,348

Average Weighted Maturity — 18 Days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2009.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $680,000,000 or 35.6% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

*  Securities considered illiquid. The total value of such securities as of June 30, 2009 was $150,000,000 or 7.9% of net assets.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value (Cost $1,755,000,000) (Note 2)	$1,755,000,000
Repurchase Agreement at value (Cost $154,104,000) (Note 2)	154,104,000
Cash	33
Interest receivable	1,600,221
Dividends receivable from Mutual Funds	207,224
Receivable for portfolio shares sold	953
Prepaid expenses	79,769
Total Assets	1,910,992,200
Liabilities
Advisory fee payable (Note 3)	2,464
Administrative services fee payable (Note 3)	95,523
Shareholder servicing/Distribution fee payable (Note 3)	16,374
Dividends payable	663,761
Directors' fee payable	4,168
Other accrued expenses payable	38,562
Total Liabilities	820,852
Net Assets
Capital stock, $.001 par value (Note 4)	1,910,175
Paid-in capital (Note 4)	1,908,264,408
Undistributed net investment income	724,765
Accumulated net realized loss on investments	(728,000)
Net Assets	$1,910,171,348
A Shares
Net assets	$1,817,353,802
Shares outstanding	1,817,510,394
Net asset value, offering price and redemption price per share	$1.00
B Shares
Net assets	$33,412,577
Shares outstanding	33,324,407
Net asset value, offering price and redemption price per share	$1.00
C Shares
Net assets	$59,404,969
Shares outstanding	59,339,782
Net asset value, offering price and redemption price per share	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$9,349,707
Dividends from Mutual Funds	2,650,232
Total investment income	11,999,939
Expenses
Investment advisory fees (Note 3)	2,443,076
Administrative services fees (Note 3)	639,272
Shareholder servicing/Distribution fees (Note 3)
Class B	22,100
Class C	104,851
Temporary guarantee program fees (Note 1)	880,544
Insurance expense	85,484
Registration fees	42,088
Audit and tax fees	31,249
Custodian fees	29,645
Transfer agent fees	28,059
Printing fees (Note 3)	18,786
Legal fees	16,274
S&P rating fees	10,158
Directors' fees	6,271
Miscellaneous expense	33,319
Total expenses	4,391,176
Less: fees waived and expenses reimbursed (Note 3)	(3,042,678)
Net expenses	1,348,498
Net investment income	10,651,441
Net Realized Gain (Loss) from Investments	(728,000)
Net increase in net assets resulting from operations	$9,923,441

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$10,651,441	$222,277,377
Net realized loss from investments	(728,000)	(11,050,712)
Net increase in net assets resulting from operations	9,923,441	211,226,665
From Dividends
Dividends from net investment income
Class A shares	(10,221,323)	(216,847,885)
Class B shares	(170,142)	(2,433,573)
Class C shares	(259,976)	(2,995,919)
Net decrease in net assets resulting from dividends	(10,651,441)	(222,277,377)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	1,236,367,473	71,524,495,310
Reinvestment of dividends	3,733,623	146,214,125
Net asset value of shares redeemed	(2,668,633,429)	(78,805,315,088)
Net decrease in net assets from capital share transactions	(1,428,532,333)	(7,134,605,653)
Increase due to capital contribution from advisor (Note 3)	—	11,775,477
Net decrease in net assets	(1,429,260,333)	(7,133,880,888)
Net Assets
Beginning of period	3,339,431,681	10,473,312,569
End of period	$1,910,171,348	$3,339,431,681
Undistributed net investment income	$724,765	$724,765

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0042	0.0261	0.0522	0.0500	0.0311	0.0122
LESS DIVIDENDS
Dividends from net investment income	(0.0042)	(0.0291)	(0.0523)	(0.0500)	(0.0311)	(0.0122)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0030	0.0001	—	—	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	0.42%	2.95%	5.36%	5.12%	3.15%	1.22%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,817,354	$3,183,283	$10,282,414	$14,950,638	$729,578	$228,764
Ratio of expenses to average net assets	0.10%[2]	0.05%	0.08%	0.10%	0.13%	0.20%
Ratio of net investment income to average net assets	0.88%[2]	3.01%	5.26%	5.22%	3.32%	1.27%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[2]	0.20%	0.15%	0.18%	0.18%	0.11%

1  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0037	0.0254	0.0512	0.0490	0.0301	0.0112
LESS DIVIDENDS
Dividends from net investment income	(0.0037)	(0.0281)	(0.0513)	(0.0490)	(0.0301)	(0.0112)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0027	0.0001	—	—	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	0.37%	2.85%	5.26%	5.01%	3.05%	1.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$33,412	$54,023	$93,034	$205,406	$261,970	$330,167
Ratio of expenses to average net assets	0.20%[2]	0.15%	0.18%	0.20%	0.23%	0.30%
Ratio of net investment income to average net assets	0.77%[2]	2.91%	5.15%	4.90%	3.22%	1.17%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[2]	0.21%	0.15%	0.18%	0.18%	0.11%

1  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0029	0.0239	0.0497	0.0475	0.0286	0.0097
LESS DIVIDENDS
Dividends from net investment income	(0.0029)	(0.0266)	(0.0498)	(0.0475)	(0.0286)	(0.0097)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0027	0.0001	—	—	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	0.29%	2.69%	5.10%	4.86%	2.90%	0.97%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$59,405	$102,126	$97,864	$105,070	$75,468	$73,975
Ratio of expenses to average net assets	0.35%[2]	0.31%	0.33%	0.35%	0.38%	0.45%
Ratio of net investment income to average net assets	0.62%[2]	2.65%	4.99%	4.78%	3.07%	1.02%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[2]	0.20%	0.15%	0.18%	0.18%	0.11%

1  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently offers one managed investment portfolio, the Prime Portfolio (the "Portfolio"), which is contained in this report. The Government Portfolio was liquidated on April 28, 2009. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

The investment objective of the Portfolio is high current income, consistent with liquidity and stability of principal.

The Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the differences in the range of services provided to them.

It is the policy of the Portfolio to maintain a stable net asset value of $1.00 per share. The Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Temporary Guarantee Program — On October 1, 2008, the Board of Directors of the Fund approved participation in the U.S. Treasury Department's (the "Treasury") Temporary Guarantee Program for the Fund (the "Program"). The Portfolio paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the Board of Directors approved participation in the extension of the Program through April 30, 2009 for which the Portfolio paid the Treasury an additional fee also based on the number of shares outstanding as of September 19, 2008. In light of the announced plan to liquidate, the Fund's Board of Directors determined not to extend participation in the Program after April 30, 2009.

Under the Program, if the Portfolio's market-based net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Portfolio on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Portfolio. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Portfolio subject to any expense limitation in effect for the Portfolio.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) each day the Portfolio is open for business. The Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolio's Board of Directors to represent the fair value of the Portfolio's investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$150,000,000	$—	$150,000,000
Certificates of Deposit	—	150,000,000	—	150,000,000
Corporate Obligations
Banks	—	100,000,000	—	100,000,000
Finance	—	150,000,000	—	150,000,000
Insurance	—	130,000,000	150,000,000	280,000,000
Investment Companies	840,000,000	—	—	840,000,000
Short-Term Investments	—	239,104,000	—	239,104,000
Other Financial Instruments*	—	—	—	—
	$840,000,000	$919,104,000	$150,000,000	$1,909,104,000

*Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain/loss and change in unrealized appreciation/(depreciation)	—	—
Net purchases/sales	—	—
Net transfers in and/or out of Level 3	150,000,000	—
Balance as of 06/30/09	$150,000,000	$—
Net change in unrealized appreciation/(depreciation) from investments still held as of 06/30/09	—	—

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) ILLIQUID SECURITIES — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Due to changes in market conditions, one of the Portfolio's holdings that had previously been determined to be liquid was deemed to be illiquid. If the Portfolio holds illiquid securities representing 10% or more of its total assets, the Portfolio may not purchase additional illiquid securities. In addition, the Portfolio will attempt to reduce its holdings of illiquid securities in an orderly fashion.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Portfolio may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) REPURCHASE AGREEMENTS — The Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

H) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

I) CREDIT AND MARKET RISK — The value of structured securities held in the Portfolio and underlying funds may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessments thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.20% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$2,443,076	$(2,443,076)	$0	$(599,602)

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

During the year ended December 31, 2008, Credit Suisse voluntarily contributed capital to the Portfolio in the amount of $11,775,477 to offset the effect of accumulated realized losses in the Portfolio. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset value of the Portfolio. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in capital in the Statement of Assets and Liabilities. In addition, an affiliate of Credit Suisse purchased $2.25 billion of shares of the Portfolio in September and October of 2008. Of this amount, $1.25 billion of shares were subsequently redeemed prior to June 30, 2009.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Portfolio. No compensation is payable by the Portfolio to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $639,272.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee was calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of the Portfolio and at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of the Portfolio do not bear distribution fees. Effective July 17, 2009, the Portfolio stopped charging Rule 12b-1 fees on all classes of shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $4,305 for its services by the Portfolio.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 4. Capital Share Transactions

The Fund is authorized to issue fifty-five billion full and fractional shares of capital stock, $.001 par value per share, of which fifty-one billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of the Portfolio were as follows:

	Class A
	For the Six Months Ended June 30, 2009 (unaudited)		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,196,757,336	$1,196,757,336	71,205,574,650	$71,205,574,650
Shares issued in reinvestment of dividends	3,303,512	3,303,512	140,842,479	140,842,479
Shares redeemed	(2,565,298,000)	(2,565,298,000)	(78,446,145,142)	(78,446,145,142)
Net decrease	(1,365,237,152)	$(1,365,237,152)	(7,099,728,013)	$(7,099,728,013)
	Class B
	For the Six Months Ended June 30, 2009 (unaudited)		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	13,819,933	$13,819,933	133,761,627	$133,761,627
Shares issued in reinvestment of dividends	170,139	170,139	2,375,842	2,375,842
Shares redeemed	(34,587,966)	(34,587,966)	(175,199,735)	(175,199,735)
Net decrease	(20,597,894)	$(20,597,894)	(39,062,266)	$(39,062,266)
	Class C
	For the Six Months Ended June 30, 2009 (unaudited)		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	25,790,204	$25,790,204	185,159,033	$185,159,033
Shares issued in reinvestment of dividends	259,972	259,972	2,995,804	2,995,804
Shares redeemed	(68,747,463)	(68,747,463)	(183,970,211)	(183,970,211)
Net increase (decrease)	(42,697,287)	$(42,697,287)	4,184,626	$4,184,626

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolio was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class A	5	95%
Class B	1	99%
Class C	1	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 5. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6. Liquidation

On December 15, 2008, the Board of Directors of Credit Suisse Institutional Money Market Fund (the "Fund") approved a Plan of Liquidation, Dissolution and Termination (the "Plan") for Credit Suisse Institutional Money Market Fund — Prime Portfolio (the "Portfolio"), a portfolio of the Fund, whereby all of the Portfolio's assets will be liquidated and the Portfolio will subsequently be dissolved. As previously announced, the Portfolio was closed to new investors effective December 22, 2008.

The date for the final liquidation of the Portfolio has been set at September 22, 2009. Each shareholder of the Portfolio as of September 21, 2009 will receive a distribution in an amount equal to the Portfolio's net asset value per share on or about September 22, 2009. Each shareholder will also receive previously declared and unpaid dividends and distributions, if any.

Note 7. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTMM-SAR-0609

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 1, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 1, 2009